Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	7 Months Ended	10 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Deferred underwriting fee	$ 7,700,000		$ 7,700,000
Common Class A [Member] | Director Restricted Stock Unit Award Agreement [Member]
Loss Contingencies [Line Items]
Number of shares of common stock committed to settle on a date following the year Business combination occurs		30,000
Restricted Stock Units (RSUs) [Member] | Director Restricted Stock Unit Award Agreement [Member]
Loss Contingencies [Line Items]
Number of stock units granted	30,000		30,000